Goodwill and Other Intangible Assets, Net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill	$ 36,368	$ 36,368
Acquisitions	0	0
Goodwill	$ 36,368	$ 36,368